Short-Term Investments - Schedule of Of Short Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure Of Short Term Investments [Line Items]
Short-term investments	¥ 2,219,531	$ 318,816	¥ 300,162
RMB [Member]
Disclosure Of Short Term Investments [Line Items]
Short-term investments	2,211,055		¥ 300,162
US$ [Member]
Disclosure Of Short Term Investments [Line Items]
Short-term investments	¥ 8,476	$ 1,215